UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 17605 Wright Street, Omaha,Nebraska

 68130

(Address of principal executive offices)

(Zip code)

James Ash

             Gemini Fund Services, LLC., 80 Arkay Drive Suite 110  Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

7/31

Date of reporting period:  4/30/13

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Wade Tactical L/S Fund
PORTFOLIO OF INVESTMENTS
April 30, 2013 (Unaudited)
Shares				Value
	COMMON STOCK - 34.2%
	AEROSPACE/DEFENSE - 0.9%
1,600	Alliant Techsystems, Inc.			$ 118,976
940	Lockheed Martin Corp.			93,145
1,267	Northrop Grumman Corp.			95,962
1,547	Raytheon Co.			94,955
				403,038
	AGRICULTURE - 0.5%
2,213	Andersons, Inc.			120,653
1,881	Universal Corp.			108,251
				228,904
	AIRLINES - 0.6%
2,200	Alaska Air Group, Inc. *			135,608
12,100	Republic Airways Holdings, Inc. *			135,399
				271,007
	AUTO PARTS & EQUIPMENT - 0.2%
7,048	Goodyear Tire & Rubber Co. *			88,065

	BANKS - 1.0%
7,359	Bank of America Corp.			90,589
11,876	Fidelity Southern Corp. *			141,207
8,341	First Horizon National Corp.			86,746
6,892	Hanmi Financial Corp. *			106,344
				424,886
	BEVERAGES - 0.5%
1,905	Monster Beverage Corp. *			107,442
1,169	PepsiCo, Inc.			96,407
				203,849
	CHEMICALS - 1.4%
1,564	Air Products & Chemicals, Inc.			136,005
878	Airgas, Inc.			84,859
1,168	Ecolab, Inc.			98,836
2,500	Innospec, Inc.			110,025
5,400	Kronos Worldwide, Inc.			95,472
830	Praxair, Inc.			94,869
				620,066
	COMPUTERS - 1.6%
1,178	Apple, Inc.			521,559
5,600	Cray, Inc. *			118,496
416	International Business Machines Corp.			84,257
				724,312
	DISTRIBUTION/WHOLESALE - 0.2%
5,700	Ingram Micro, Inc. *			101,517

	DIVERSIFIED FINANCIAL SERVICES - 0.7%
7,500	Aircastle Ltd.			104,700
2,900	Federal Agricultural Mortgage Corp.			92,162
3,400	Nelnet, Inc.			115,600
				312,462
	ELECTRIC - 0.9%
1,249	Entergy Corp.			88,966
2,703	Exelon Corp.			101,389
2,096	FirstEnergy Corp.			97,674
2,900	PPL Corp.			96,802
				384,831
	ELECTRONICS - 0.6%
9,700	Imax Corp. *			247,641

	ENVIRONMENTAL CONTROL - 0.2%
2,338	Waste Management, Inc.			95,812

	FOOD - 2.1%
2,346	Campbell Soup Co.			108,878
2,100	Delhaize Group SA			131,271
2,028	General Mills, Inc.			102,252
5,300	Ingles Markets, Inc.			112,996
3,720	Kroger Co.			127,893
5,400	Safeway, Inc.			121,608
2,679	Sysco Corp.			93,390
4,600	Tyson Foods, Inc.			113,298
				911,586
	FOREST PRODUCTS & PAPER - 0.5%
3,300	Neenah Paper, Inc.			94,908
2,500	Schweitzer-Mauduit International, Inc.			100,725
				195,633
	GAS - 0.2%
1,530	National Grid PLC			97,583

	HEALTHCARE-PRODUCTS - 0.2%
1,159	Becton Dickinson and Co.			109,294

	HEALTHCARE-SERVICES - 0.8%
2,700	Community Health Systems, Inc.			123,039
1,800	Universal Health Services, Inc.			119,862
7,470	Vanguard Health Systems, Inc. *			109,286
				352,187
	HOME BUILDERS - 0.6%
3,690	DR Horton, Inc.			96,235
2,154	Lennar Corp.			88,788
4,429	PulteGroup, Inc. *			92,965
				277,988
	HOME FURNISHINGS - 0.5%
8,011	Bassett Furniture Industries, Inc.			112,394
10,200	VOXX International Corp. *			97,206
				209,600
	HOUSEHOLD PRODUCTS/WARES - 0.4%
1,083	Clorox Co. (The)			93,409
964	Kimberly-Clark Corp.			99,475
				192,884
	HOUSEWARES - 0.2%
5,500	Libbey, Inc. *			106,535

	INSURANCE - 3.0%
2,322	Allstate Corp. (The)			114,382
7,650	American Equity Investment Life Holding Co.			116,586
3,000	Aspen Insurance Holdings Ltd.			114,570
900	Everest Re Group Ltd.			121,491
4,100	Fidelity National Financial, Inc.			110,085
8,832	Genworth Financial, Inc. - Cl. A *			88,585
3,468	Hartford Financial Services Group, Inc.			97,416
10,100	Maiden Holdings Ltd.			104,333
2,191	PartnerRe Ltd.			206,699
1,222	RenaissanceRe Holdings Ltd.			114,733
4,400	Unum Group			122,716
				1,311,596
	INTERNET - 0.2%
1,478	Expedia, Inc.			82,532

	IRON/STEEL - 0.2%
4,855	Cliffs Natural Resources, Inc.			103,606

	MACHINERY-DIVERSIFIED - 0.3%
1,970	NACCO Industries, Inc.			114,299

	MINING - 0.2%
1,186	Compass Minerals International, Inc.			102,636

	OIL & GAS - 4.8%
77,500	Birchcliff Energy Ltd. *			608,375
26,500	Chesapeake Energy Corp.			517,810
949	Chevron Corp.			115,788
1,500	ConocoPhillips			90,675
1,994	CVR Energy, Inc.			98,244
945	Exxon Mobil Corp.			84,096
2,000	HollyFrontier Corp.			98,900
1,330	Marathon Petroleum Corp.			104,219
1,004	Occidental Petroleum Corp.			89,617
1,141	Royal Dutch Shell PLC - ADR			79,630
2,163	Tesoro Corp.			115,504
3,000	Western Refining, Inc.			92,730
				2,095,588
	OIL & GAS SERVICES - 0.2%
4,500	C&J Energy Services, Inc. *			89,055

	PACKAGING & CONTAINERS - 0.2%
2,721	Sonoco Products Co.			95,344

	PHARMACEUTICALS - 3.3%
45,766	BioScrip, Inc. *			634,317
1,894	Cardinal Health, Inc.			83,753
6,100	Catamaran Corp. *			352,153
1,925	GlaxoSmithKline PLC - ADR			99,407
1,144	Johnson & Johnson			97,503
1,850	Merck & Co., Inc.			86,950
1,257	Novartis AG - ADR			92,716
				1,446,799
	PRIVATE EQUITY - 0.3%
7,700	American Capital Ltd. *			116,501

	REITS - 0.5%
33,500	Chimera Investment Corp.			110,550
2,655	National Retail Properties, Inc.			105,350
				215,900
	RETAIL - 1.8%
4,095	Best Buy Co., Inc.			106,429
1,900	CVS Caremark Corp.			110,542
1,512	Family Dollar Stores, Inc.			92,791
6,022	JC Penney Co., Inc.			98,881
7,995	Krispy Kreme Doughnuts, Inc. *			109,212
897	McDonald's Corp.			91,620
798	PVH Corp.			92,097
1,383	Target Corp.			97,585
				799,157
	SAVINGS & LOANS - 0.6%
7,200	Capitol Federal Financial, Inc.			85,248
6,797	People's United Financial, Inc.			89,448
6,100	Provident Financial Holdings, Inc.			98,820
				273,516
	SEMICONDUCTORS - 1.4%
3,307	First Solar, Inc. *			153,974
4,088	Intel Corp.			97,908
70,800	Silicon Image, Inc. *			349,044
				600,926
	SOFTWARE - 0.5%
3,570	CA, Inc.			96,283
3,049	Microsoft Corp.			100,922
				197,205
	TELECOMMUNICATIONS - 1.9%
2,460	AT&T, Inc.			92,152
2,030	BCE, Inc.			95,126
2,672	Chunghwa Telecom Co. Ltd. - ADR			86,145
23,560	Frontier Communications Corp.			98,010
1,790	Harris Corp.			82,698
6,642	JDS Uniphase Corp. *			89,667
4,102	Nippon Telegraph & Telephone Corp. - ADR			102,017
3,114	Vodafone Group PLC - ADR			95,257
11,264	Windstream Corp.			95,969
				837,041

	TOTAL COMMON STOCK (Cost - $13,505,844)			15,041,381

	EXCHANGE TRADED FUNDS AND NOTES - 35.8%
	ASSET ALLOCATION FUNDS - 4.0%
12,450	iShares Diversified Alternatives Trust *			643,539
26,800	WisdomTree Managed Futures Strategy Fund *			1,109,520
				1,753,059
	COMMODITY FUNDS - 2.1%
5,200	PowerShares DB Silver Fund *			214,448
5,126	SPDR Gold Shares *			731,839
				946,287
	DEBT FUNDS - 0.2%
3,362	Guggenheim BulletShares 2014 Corporate Bond ETF			71,745
500	Guggenheim BulletShares 2014 High Yield Corporate Bond ETF			13,425
				85,170
	EQUITY FUNDS - 29.5%
6,238	Credit Suisse Cushing 30 MLP Index ETN			181,588
30,000	First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund			1,325,280
50,000	First Trust North American Energy Infrastructure Fund			1,215,500
1,617	iShares Dow Jones Transportation Average Index Fund			177,919
6,477	iShares Dow Jones US Broker Dealers Index Fund			178,502
1,867	iShares Dow Jones US Healthcare Sector Index Fund			186,009
4,738	iShares Dow Jones US Insurance Index Fund			184,735
2,455	iShares Dow Jones US Oil & Gas Exploration & Production Index Fund			173,863
22,400	iShares MSCI EAFE Index Fund			1,387,456
32,000	iShares MSCI EAFE Small Cap Index Fund			1,456,960
15,850	iShares MSCI Emerging Markets Index Fund			686,146
5,166	iSHARES MSCI Indonesia Investable Market Index Fund			183,755
3,514	iShares MSCI Japan Small Cap Index Fund			190,424
4,375	iShares MSCI Philippines Investable Market Index Fund			183,225
1,125	iShares Nasdaq Biotechnology Index Fund			193,849
18,500	iShares Russell 2000 Index Fund			1,741,590
23,000	Powershares QQQ Trust Series 1			1,626,790
10,800	SPDR S&P 500 ETF Trust			1,724,544
				12,998,135

	TOTAL EXCHANGE TRADED FUNDS (Cost - $14,533,993)			15,782,651

	MUTUAL FUNDS - 9.2%
	DEBT FUND - 9.2%
67,004	DoubleLine Total Return Bond Fund			764,516
74,583	Neuberger Berman Floating Rate Income Fund			772,679
72,725	PIMCO Total Return Fund			824,702
72,569	PIMCO Unconstrained Bond Fund			841,080
75,080	Third Avenue Focused Credit Fund			840,898
	TOTAL MUTUAL FUNDS (Cost - $4,013,981)			4,043,875

	CLOSED-END FUNDS - 1.3%
25,920	BlackRock Build America Bond Trust (Cost - $458,968)			594,864

Principal Amount		Coupon Rate (%)	Maturity
	BONDS & NOTES - 4.7%
	AGRICULTURE - 1.0%
$ 400,000	Alliance One International, Inc.	10.0000	7/15/2016	425,000

	BANKS - 1.7%
30,000	Ally Financial, Inc.	5.8500	6/15/2013	30,091
275,000	Ally Financial, Inc.	5.9000	12/15/2013	275,724
15,000	Ally Financial, Inc.	6.0000	7/15/2013	15,010
45,000	Ally Financial, Inc.	6.0000	11/15/2013	45,468
20,000	Ally Financial, Inc.	6.0000	12/15/2013	20,008
91,000	Ally Financial, Inc.	6.1500	11/15/2013	92,297
4,000	Ally Financial, Inc.	6.1500	12/15/2013	4,017
10,000	Ally Financial, Inc.	6.2500	7/15/2013	10,042
100,000	Ally Financial, Inc.	6.2500	10/15/2013	101,132
25,000	Ally Financial, Inc.	6.2500	11/15/2013	25,250
150,000	Ally Financial, Inc.	6.5000	5/15/2013	150,020
				769,059
	GAS - 1.0%
380,000	Sabine Pass LNG LP	7.5000	11/30/2016	429,400

	TELECOMMUNICATIONS - 1.0%
450,000	Cincinnati Bell, Inc.	8.7500	3/15/2018	459,000

	TOTAL BONDS & NOTES (Cost - $2,044,412)			2,082,459
Shares
	SHORT-TERM INVESTMENTS - 18.6%
	MONEY MARKET FUND - 18.6%
8,191,806	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.10% **
	(Cost - $8,191,806)			8,191,806

	TOTAL INVESTMENTS - 103.8% (Cost - $42,749,004) (a)			$ 45,737,036
	OTHER ASSETS AND LIABILITIES - NET - (3.8)%			(1,689,788)
	TOTAL NET ASSETS - 100.0%			$ 44,047,248

Shares				Value
	SECURITIES SOLD SHORT - (11.9)% *
	COMMON STOCK SOLD SHORT - (4.2)%
	BIOTECHNOLOGY - (0.2)%
784	Celgene Corp. *			$ 92,567

	COMMERCIAL SERVICES - (0.4)%
3,086	H&R Block, Inc.			85,606
1,784	McGraw Hill Financial, Inc.			96,532
				182,138
	COMPUTERS - (0.5)%
2,454	Seagate Technology PLC			90,062
1,795	Western Digital Corp.			99,228
				189,290
	FOREST PRODUCTS & PAPER - (0.2)%
2,189	International Paper Co.			102,839

	HEALTHCARE-PRODUCTS - (0.2)%
11,765	Boston Scientific Corp. *			88,120

	HOME FURNISHINGS - (0.2)%
856	Whirlpool Corp.			97,824

	INTERNET - (0.2)%
339	Amazon.com, Inc. *			86,042

	OIL & GAS - (1.0)%
1,185	Apache Corp.			87,548
5,583	Nabors Industries Ltd.			82,573
2,373	Noble Corp.			88,987
1,318	Phillips 66			80,332
2,002	Valero Energy Corp.			80,721
				420,161
	OIL & GAS SERVICES - (0.4)%
1,937	Baker Hughes, Inc.			87,920
1,273	National Oilwell Varco, Inc.			83,025
				170,945
	RETAIL - (0.5)%
1,777	Darden Restaurants, Inc.			91,746
3,403	GameStop Corp.			118,765
				210,511
	SOFTWARE - (0.2)%
1,097	Dun & Bradstreet Corp. (The)			97,029

	TELECOMMUNICATIONS - (0.2)%
8,547	T-Mobile US, Inc.			101,196

	TOTAL COMMON STOCK SOLD SHORT (Proceeds - $1,836,656)			1,838,662

	EXCHANGE TRADED FUNDS AND NOTES SOLD SHORT - (7.7)%
	ASSET ALLOCATION FUND - (0.4)%
1,730	CurrencyShares Japanese Yen Trust *			173,796

	COMMODITY FUND - (0.4)%
10,262	PowerShares DB Base Metals Fund			172,812

	EQUITY FUNDS - (6.9)%
15,734	Global X Copper Miners ETF			166,308
12,081	Global X FTSE Greece 20 ETF			209,605
9,917	Global X Silver Miners ETF			148,954
23,000	Health Care Select Sector SPDR Fund			1,088,590
8,889	iPATH S&P 500 VIX Short-Term Futures ETN *			168,624
15,254	iShares MSCI Italy Capped Index Fund			200,590
4,756	Market Vectors Gold Miners ETF			144,392
16,319	Market Vectors Rare Earth/Strategic Metals ETF			171,186
4,134	Market Vectors Steel Index Fund			175,158
18,400	Technology Select Sector SPDR Fund			566,904
				3,040,311

	TOTAL EXCHANGE TRADED FUNDS SOLD SHORT (Proceeds - $3,220,607)			3,386,919

	TOTAL SECURITIES SOLD SHORT (Proceeds - $5,057,263)			5,225,581

* Non-income producing security.
** Money Market Fund; Interest rate reflects seven-day effective yield on April 30, 2013.
ADR - American Depositary Receipt
ETF - Exchange Traded Fund
ETN - Exchange Traded Note
MLP - Master Limited Partnership
REIT - Real Estate Investment Trust

(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes (including securities sold short) is $37,644,583 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized appreciation	$ 3,472,312
			Unrealized depreciation	(605,440)
			Net unrealized appreciation	$ 2,866,872

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process -  This team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies.  Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds.

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  A Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Notes (“ETNs”) – ETNs are senior, unsecured, unsubordinated debt securities which trade on an exchange and are designed to provide investors with a new way to access the returns of market benchmarks or strategies.  With ETNs, the investor has direct counterparty exposure to the issuer or to third parties guaranteeing the securities’ performance.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of April 30, 2013 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 15,041,381	$ -	$ -	$ 15,041,381
Exchange Traded Funds	15,782,651	-	-	15,782,651
Mutual Funds	4,043,875	-	-	4,043,875
Closed-End Funds	594,864	-	-	594,864
Bonds & Notes	-	2,082,459	-	2,082,459
Money Market Funds	8,191,806	-	-	8,191,806
Total	$ 43,654,577	$ 2,082,459	$ -	$ 45,737,036
Liabilities *	Level 1	Level 2	Level 3	Total
Securities Sold Short	$ 5,225,584	$ -	$ -	$ 5,225,584
Total	$ 5,225,584	$ -	$ -	$ 5,225,584

The Fund did not hold any Level 3 securities during the period.

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

* Refer to the Schedule of Investments for industry classifications.

Short Sales – A "short sale" is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline.  The fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size.  Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/24/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/24/13

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

6/24/13